Administrative Expenses (Details) - Schedule of administrative expenses - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
General administrative expenses
Information technology and communications		$ 109,026	$ 99,763	$ 92,264
Maintenance and repair of property and equipment		42,106	48,218	50,297
External advisory services and professional services fees		18,274	14,650	21,099
Surveillance and securities transport services		13,229	10,787	11,533
Office supplies		8,093	11,094	9,366
Insurance premiums		7,621	8,273	5,851
External service of financial information		6,297	5,912	5,461
Postal box, mail, postage and home delivery services		4,718	4,218	5,131
Energy, heating and other utilities		4,445	5,556	5,697
Legal and notary expenses		4,432	4,182	3,996
Expenses for short-term leases and low value		3,825	4,729	5,801
Donations		3,199	2,818	2,238
External service of custody of documentation		3,094	3,359	3,315
Other expenses of obligations for lease agreements		3,070	2,684	2,797
Representation and travel expenses		2,703	2,780	3,657
Other general administrative expenses		3,538	4,495	5,227
Subtotal		237,670	233,518	233,730
Outsource services
External technological developments expenses		10,164	11,371	9,459
Data processing		9,407	9,333	10,129
Certification and technology testing		7,362	6,062	7,460
Credit pre-evaluation		4,958	12,241	19,159
Other		1,468	2,435	3,470
Subtotal		33,359	41,442	49,677
Board expenses
Board of Directors Compensation	[1]	2,889	2,795	2,509
Other Board expenses		10	30	194
Subtotal		2,899	2,825	2,703
Marketing expenses
Advertising		30,652	23,561	27,808
Subtotal		30,652	23,561	27,808
Taxes, payroll taxes and contributions
Contribution to the banking regulator		11,968	11,408	10,285
Real estate contributions		4,852	4,054	2,856
Patents		1,440	1,284	1,209
Other taxes		1,785	789	1,437
Subtotal		20,045	17,535	15,787
Total		$ 324,625	$ 318,881	$ 329,705

[1]	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$14 million (Ch$14 million in December 2020 and Ch$13 million in December 2019).